Note 12 - Stock Options and Warrants Outstanding (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	5,500,000	0.12	0.36	-
Granted	12,500,000	0.01	1.09
Exercised	(1,000,000)	0.02
Forfeited or expired	(500,000)	0.50
Outstanding at June 30, 2014	16,500,000	0.03	0.96	-
	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	6,249,008	0.17	0.34	-
Granted	-	-	-
Exercised	-	-
Forfeited or expired	-
Outstanding at June 30, 2014	6,249,008	0.17	0.32	-

	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	15,473,750	$0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Forfeited or expired	(5,673,750)
Outstanding at December 31, 2012	12,100,000	0.20	1.18	150,000
Granted	3,425,000	0.11	0.56
Exercised	(2,500,000)	0.05
Forfeited or expired	(7,525,000)
Outstanding at December 31, 2013	5,500,000	0.12	0.36
	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Forfeited or expired	(5,570,608)
Outstanding at December 31, 2012	2,880,000	$0.33	0.30	-
Granted	9,408,015	0.33	1.3
Exercised	-	-
Forfeited or expired	(6,039,007)
Outstanding at December 31, 2013	6,249,008	0.17	0.34	-